Statements of Cash Flows - USD ($)		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,594)	$ (6,467)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Proceeds from issuance of common stock	1,594
Net cash used in operating activities		(6,467)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock		50,000
Repurchase of common stock		(1,594)
Net cash provided by financing activities		48,406
NET INCREASE IN CASH AND CASH EQUIVALENTS		41,939
Cash and cash equivalents at beginning of period
CASH AND CASH EQUIVALENTS AT END OF PERIOD		$ 41,939